DEBT - Capped Call Options (Details) - Call Option $ in Millions	1 Months Ended
Jul. 31, 2022 USD ($)
DEBT
Settlement amount of call option	$ 12.8
Increase of additional paid in capital by settlement of capped call option	$ 12.8